Consolidated Statements of Changes in Equity - USD ($)	Issued capital	Share based payments reserve	Foreign currency translation reserves	Re-measurement reserves	Accumulated losses	Total
Balance at Dec. 31, 2021	$ 20,640,735	$ 876,914	$ (858,881)	$ (369,811)	$ (17,873,347)	$ 2,415,610
Net loss					(237,218)	(237,218)
Other comprehensive income (loss) for the year			(653,063)	272,858		(380,205)
Translation adjustment due to change in presentation currency			(120,588)			(120,588)
Total comprehensive loss for the year			(773,651)	272,858	(237,218)	(738,011)
Share-based payments (note 24)		189,499				189,499
Contributions of equity, net of transaction costs (note 21)	10,266,670					10,266,670
Expiry of options		(226,271)			226,271
Forfeiture of options		(69,004)			69,004
Balance at Dec. 31, 2022	30,907,405	771,138	(1,632,532)	(96,953)	(17,815,290)	12,133,768
Net loss					(4,565,754)	(4,565,754)
Other comprehensive income (loss) for the year			(332,597)	6,267		(326,330)
Translation adjustment due to change in presentation currency			(89,099)			(89,099)
Total comprehensive loss for the year			(421,696)	6,267	(4,565,754)	(4,981,183)
Share-based payments (note 24)		623,230				623,230
Expiry of options	148,007	(148,007)
Cancellation of shares	(20,291)					(20,291)
Forfeiture of options		(12,927)				(12,927)
Balance at Dec. 31, 2023	31,035,121	1,233,434	(2,054,228)	(90,686)	(22,381,044)	7,742,597
Net loss					(8,010,358)	(8,010,358)
Other comprehensive income (loss) for the year			(108,302)	17,860		(90,442)
Total comprehensive loss for the year			(108,302)	17,860	(8,010,358)	(8,100,800)
Share-based payments (note 24)		623,883				623,883
Contributions of equity, net of transaction costs (note 21)	3,775,653					3,775,653
Expiry of options	26,432	(26,432)
Forfeiture of options		(13,488)				(13,488)
Balance at Dec. 31, 2024	$ 34,837,206	$ 1,817,397	$ (2,162,530)	$ (72,826)	$ (30,391,402)	$ 4,027,845